Consolidated Statement of Cash Flows - EUR (€) € in Thousands		2 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows used in operating activities
Loss for the year			€ (83,215)	€ (48,096)	[1]	€ (30,189)	[1]
Adjustments for:
Depreciation/Amortization			9,652	4,770	[1]	2,120	[1]
Impairment losses and write-offs			397	4,972	[1]	9,347	[1]
Net unrealised foreign exchange differences			40	105	[1]	(141)	[1]
Net finance interest			2,180	2,524	[1]	(94)	[1]
Employee share scheme			9,326
Profit on disposal of fixed assets	[1]			(542)
Profit from the modification of lease			(1,036)	(64)	[1]
Deferred taxes			1,621	(65)	[1]	(1,108)	[1]
Tax income			(19,423)	(6,864)	[1]	157	[1]
Cash flows used in operations before working capital changes			(80,458)	(43,260)	[1]	(19,908)	[1]
(Increase)/decrease in trade and other receivables			(4,545)	(4,803)	[1]	3,128	[1]
Increase/(decrease) in trade and other payables			9,736	9,317	[1]	(1,652)	[1]
Increase) of inventory			(6,191)	(3,413)	[1]	(1,067)	[1]
Cash flows used in operations			(81,458)	(42,159)	[1]	(19,499)	[1]
Income tax and other taxes received/(paid)			4,108	6,973	[1]	(118)	[1]
Interest received			24	51	[1]	94	[1]
Net cash used in operating activities			(77,326)	(35,135)	[1]	(19,523)	[1]
Cash flows from investing activities
Acquisition of intangible assets and goodwill			(80,684)	(38,484)	[1]	(19,334)	[1]
Acquisition of property, plant and equipment			(9,844)	(6,054)	[1]	(3,182)	[1]
Grants received			1,067	844	[1]	0	[1]
Prepayments for tangible and intangible assets			(17,350)	(4,644)	[1]	(889)	[1]
Cash received on acquisition of entities, net of consideration paid			117	486	[1]
Proceeds from the sale of fixed assets			6
Loans granted	[1]			(490)		(2,509)
Net cash used in investing activities			(106,688)	(48,342)	[1]	(25,914)	[1]
Cash flows from financing activities
Issuance of Preferred A shares			160,500	100,000	[1]
Contribution of Kinetik to the share premium of the Company without the issuance of any shares	[1]			81,911		41,052
Proceeds from borrowings			12,396
Repayment of borrowings			(12,396)
Repayment of interest			(51)
Repayment of lease liabilities			(6,695)	(3,287)	[1]
Net cash from financing activities			153,754	178,624	[1]	41,052	[1]
Net increase/(decrease) in cash and cash equivalents			(30,260)	95,147	[1]	(4,385)	[1]
Cash and cash equivalents at January 1	[1]		96,644	1,053		5,476
Effects of movements in exchange rates on cash held			696	444	[1]	(38)	[1]
Cash and cash equivalents at December 31		€ 67,080	67,080	€ 96,644	[1]	€ 1,053	[1]
Arrival Group [Member]
Cash flows used in operating activities
Loss for the year		(3,387)
Adjustments for:
Increase/(decrease) in trade and other payables		3,385
Net cash used in operating activities		(2)
Cash flows from financing activities
Capital increase		30
Net cash from financing activities		30
Net increase/(decrease) in cash and cash equivalents		28
Cash and cash equivalents at December 31		€ 28	€ 28

[1]	Restated to reflect reclassification of cash flows described in note 2